ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

On January 29, 2019, JE Cleantech Holdings Limited (the “Company”) was incorporated in the Cayman Islands, as an investment holding company. The Company conducts its primary operations through its indirectly held wholly owned subsidiaries that are incorporated and domiciled in Singapore, namely: 1.) by JCS-Echigo Pte. Ltd. (“JCS-Echigo”), which is principally engaged in the manufacture and sale of cleaning systems, related cleaning equipment, equipment parts and components, and 2.) Hygieia Warewashing Pte. Ltd. (“Hygieia”), which is principally engaged in the provision of centralized dishwashing and ancillary services. The Company holds JCS-Echigo via its wholly owned subsidiary JE Cleantech International Ltd (“JEC International”), a company that is incorporated and domiciled in the British Virgin Islands; Hygieia is a wholly owned subsidiary of JCS-Echigo. JCS-Echigo wholly owns Evoluxe Pte. Ltd (“Evoluxe”), which is also incorporated and domiciled in Singapore and which, as of the date of the report, is dormant. The Company is headquartered in Singapore and conducts its operations domestically.

The Company and its subsidiaries (“the Group”) are in the table as follows:

		Percentage of effective ownership
Name	Date of Incorporation	December 31, 2023	June 30, 2024	Place of incorporation	Principal Activities
JE Cleantech Holdings Limited	January 29, 2019	-	-	Cayman Islands	Investment holding
JE Cleantech International Ltd	April 9, 2018	100%	100%	The British Virgin Islands	Investment holding
JCS- Echigo Pte. Ltd.	November 25, 1999	100%	100%	Singapore	Manufacturing, selling and servicing of cleaning systems, component and parts
Hygieia Warewashing Ptd. Ltd.	December 29, 2010	100%	100%	Singapore	Provision of centralized dishware washing services and leasing of dishware washing equipment
Evoluxe Pte. Ltd	May 6, 2016	100%	100%	Singapore	Dormant

The accompanying unaudited interim condensed financial statements are presented assuming that the Company was in existence at the beginning of the first period presented.